PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
May 31, 2026
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment [Table Text Block]
	Motor Vehicle $	Furniture & Fixtures $	Leasehold Improvement $	Computer Equipment $	Research Equipment $	Capital Work in Progress $	Total $
Cost:
Balance at May 31, 2024	40,005	179,246	1,535,581	98,557	1,754,108	-	3,607,497
Additions	18,464	5,498	53,881	17,199	398,455	969,799	1,463,296
Balance at May 31, 2025	58,469	184,744	1,589,462	115,756	2,152,563	969,799	5,070,793
Additions	25,000	105,562	274,974	85,316	335,848	4,059,630	4,886,330
Transfers	-	-	-	-	4,657,181	(4,657,181)	-
Balance at May 31, 2026	83,469	290,306	1,864,436	201,072	7,145,592	372,248	9,957,123
Accumulated depreciation:
Balance at May 31, 2024	11,668	43,623	337,807	35,003	50,764	-	478,865
Charge for the year	12,309	35,580	309,685	21,010	103,885	-	482,469
Balance at May 31, 2025	23,977	79,203	647,492	56,013	154,649	-	961,334
Charge for the year	17,221	45,274	347,974	32,043	189,081	-	631,593
Balance at May 31, 2026	41,198	124,477	995,466	88,056	343,730	-	1,592,927
Carrying amounts:
At May 31, 2024	28,337	135,623	1,197,774	63,554	1,703,344	-	3,128,632
At May 31, 2025	34,492	105,541	941,970	59,743	1,997,914	969,799	4,109,459
At May 31, 2026	42,271	165,829	868,970	113,016	6,801,862	372,248	8,364,196